PIMCO ETF Trust

Supplement Dated January 29, 2014 to the

Actively-Managed Exchange-Traded Funds Prospectus dated October 31, 2013, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Low Duration Exchange-Traded Fund

(the “Fund”)

Effective immediately, the Fund’s portfolio is managed by Jerome Schneider. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Jerome Schneider. Mr. Schneider is a Managing Director of PIMCO, and he has managed the Fund since January 2014.

In addition, effective immediately, disclosure concerning the portfolio manager of the Fund in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Enhanced Short Maturity Exchange-Traded Fund	Jerome Schneider	11/09*

Managing Director, PIMCO. Mr. Schneider joined PIMCO in 2008 as a portfolio manager and finance specialist. Since 2011, he has served as the head of the short-term and funding desk. Prior to joining PIMCO, he served as Senior Managing Director with Bear Stearns, specializing in credit and mortgage-related funding transactions. Mr. Schneider joined Bear Stearns in 1995.

PIMCO Government Limited Maturity Exchange-Traded Fund		*
PIMCO Low Duration Exchange-Traded Fund		1/14
PIMCO Prime Limited Maturity Exchange-Traded Fund		*

*	Inception of the Fund.

Investors Should Retain This Supplement for Future Reference

ETF_SUPP1_012914

PIMCO ETF Trust

Supplement dated January 29, 2014 to the

Statement of Additional Information dated October 31, 2013,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Low Duration Exchange-Traded Fund (the “Fund”)

Effective immediately, the Fund’s portfolio is managed by Jerome Schneider. Therefore, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective immediately, the following sentence is added to the end of the paragraph immediately preceding the above table:

Effective January 29, 2014, the PIMCO Low Duration Exchange-Traded Fund is managed by Jerome Schneider.

Additionally, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement For Future Reference

ETF_SUPP2_012914